Impairment of non-financial assets (Details 3) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Detailed informations about impairment losses reversals of assets [Line Items]
Investment in associates and joint ventures	$ 302,136	$ (5,155)	$ (127,858)
Offshore International Group
Detailed informations about impairment losses reversals of assets [Line Items]
Investment in associates and joint ventures	193,345	37,589	(46,703)
Equion Energy Limited
Detailed informations about impairment losses reversals of assets [Line Items]
Investment in associates and joint ventures	$ 108,791	$ (42,744)	$ (81,155)